Consolidated Statements of Cash Flow - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH PROVIDED BY (USED IN): OPERATING ACTIVITIES
Net loss for the period	$ (16,283)	$ (18,141)
Items not affecting cash and cash equivalents:
Depletion, depreciation, amortization and accretion	7,145	8,711
Share-based compensation (note 18)	1,827	2,222
Recognition of deferred revenue (note 11)	(2,762)	(4,609)
Losses on reclamation obligation revisions (note 13)	3,595	845
Gains on debt obligation revisions (note 14)	(2)	(26)
Losses (gains) on property, plant and equipment disposals (note 20)	(405)	37
Losses (gains) on investments (note 20)	(5,046)	1,085
Equity loss of associate (note 8)	0	678
Dilution gain of associate (note 8)	0	(252)
Gain on deconsolidation of associate	0	(5,267)
Foreign exchange losses (gains) (note 20)	529	(2)
Deferred income tax recovery (note 15)	(860)	(5,376)
Post-employment benefits (note 12)	(90)	(107)
Reclamation obligations (note 13)	(826)	(855)
Change in non-cash working capital items (note 20)	(307)	2,256
Net cash used in operating activities	(13,485)	(18,801)
CASH PROVIDED BY (USED IN): INVESTING ACTIVITIES
Decrease in loans receivable (note 23)	0	250
Sale of investments (note 7)	477	0
Purchase of investments (note 7)	(7)	(511)
Expenditures on property, plant and equipment (note 10)	(278)	(929)
Proceeds on sale of property, plant and equipment	137	8
Decrease (increase) in restricted cash and investments	(24)	261
Net cash provided by (used in) investing activities	305	(921)
CASH PROVIDED BY (USED IN): FINANCING ACTIVITIES
Issuance of debt obligations (note 14)	0	670
Repayment of debt obligations (note 14)	(467)	(662)
Issuance of common shares for: New share issues-net of issue costs (note 16)	30,825	4,292
Issuance of common shares for: Share options exercise proceeds (note 16)	148	405
Net cash provided by financing activities	30,506	4,705
Increase (decrease) in cash and cash equivalents	17,326	(15,017)
Foreign exchange effect on cash and cash equivalents	(524)	0
Cash and cash equivalents, beginning of period	8,190	23,207
Cash and cash equivalents, end of period	$ 24,992	$ 8,190